Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (338,790)	$ (83,815)	$ (65,801)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	744	1,567	1,576
Stock-based compensation	25,675	7,111	8,038
Acquired in-process research and development	130,188	0	0
Gain on sale of in-process research and development asset	(16,449)	0	0
Lease ROU asset and leasehold improvement impairment loss	2,580	0	0
Loss on disposal of long-lived assets	915	0	0
Net (accretion of discount) amortization of premium on marketable securities	(2,318)	(327)	548
Amortization of operating lease assets	220	397	425
Other	15	426	(335)
Changes in operating assets and liabilities:
Development receivables	375	440	(815)
Accounts payable	218	(2,641)	1,065
Prepaid expenses and other assets	3,245	(1,144)	(1,216)
Deferred revenue	575	(880)	3,576
Operating lease liabilities	(2,326)	(435)	(404)
Accrued and other liabilities	(4,891)	(843)	(373)
Related party payable	(2,402)	0	0
Net cash used in operating activities	(99,910)	(80,144)	(53,716)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash assumed from asset acquisition of Spyre	3,035	0	0
Proceeds from sale of in-process research & development asset	15,000	0	0
Purchases of property and equipment	0	(38)	(573)
Proceeds from the sale of property plant and equipment	475	0	0
Purchases of marketable securities	(166,803)	(39,500)	(133,079)
Proceeds from maturities and sales of marketable securities	39,900	96,546	111,033
Net cash provided by (used in) investing activities	(108,393)	57,008	(22,619)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Series A non-voting convertible preferred stock in connection with private placement, net of placement and other offering costs	197,364	0	0
Proceeds from issuance of Series B non-voting convertible preferred stock in connection with private placement, net of placement and other offering costs	84,555	0	0
Proceeds from issuance of common stock in connection with private placement, net of placement and other offering costs	84,555	0	0
Payment of contingent value rights liability	(5,786)	0	0
Proceeds from issuance of common stock and pre-funded warrants in registered direct offering, net of offering costs	0	42,874	0
Proceeds from employee stock plan purchases and stock option exercises	405	222	1,903
Principal payments on finance lease obligation	(16)	(418)	(510)
Net cash provided by financing activities	361,077	42,678	1,393
Effect of exchange rate on cash, cash equivalents, and restricted cash	25	(106)	(15)
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS, AND RESTRICTED CASH	152,799	19,436	(74,957)
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH
Beginning of period	36,416	16,980	91,937
End of period	189,215	36,416	16,980
Supplemental Disclosure of Non-Cash Investing and Financing Information:
Settlement of forward contract liability and issuance of Series A non-voting convertible preferred stock in connection with the asset acquisition of Spyre	189,741	0	0
Conversion of Series A non-voting convertible preferred stock into common stock	202,178	0	0
Leased assets obtained in exchange for lease obligations	0	21	872
CVR liability
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of derivative liability	18,986	0	0
Forward Contract Liability
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of derivative liability	$ 83,530	$ 0	$ 0